Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bonds and Partial Repurchase CLF in Thousands, $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CLF	Dec. 31, 2024 CLF	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)
July 2025, Senior, UF
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount	CLF 1,000
July 2025, Senior, UF 1
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount	CLF 110
January 2024, Senior, CLP
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount | $			$ 1,270
January 2024, Senior, UF
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount		CLF 2,137
January 2024, Senior, USD
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount | $				$ 18,368
March 2024, Senior, CLP
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount | $			$ 310
March 2024, Senior, JPY
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount | ¥					¥ 10,500
March 2024, Senior, UF
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount		932
June 2024, Senior, UF
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount		216
October 2024, Senior, UF
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount		CLF 4,365
November 2024, Senior, USD
Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Amount | $				$ 4,938